UNITED STATES
		  	SECURITIES AND EXCHANGE COMMISSION

			   Washington,  D.C.     20549


				         FORM N-Q

	        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
              REGISTERED MANAGEMENT INVESTMENT COMPANIES



                  Investment Company Act file number 811-03324
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                        The Guardian Cash Fund, Inc.
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                (Exact name of registrant as specified in charter)


                      7 Hanover Square New York, N.Y. 10004
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              (Address of principal executive offices)   (Zip code)


     Frank L. Pepe                         Thomas G. Sorell
     The Guardian Cash Fund, Inc.          The Guardian Cash Fund, Inc.
     7 Hanover Square                      7 Hanover Square
     New York, N.Y. 10004                  New York, N.Y. 10004

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		    (Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 221-3253
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		Date of fiscal year end:  December 31
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 		Date of reporting period:  March 31, 2006
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

ITEM 1. SCHEDULE OF INVESTMENTS.

The Guardian Cash Fund, Inc.

 Schedule of Investments

March 31, 2006 (Unaudited)

Principal                                              Value
Amount
- --- -- -- -- -- -- -- -- -- -- -- -- -- -- --- -- -- -- --
Corporate Bonds - 10.2%
Capital Markets - 3.7%
$     5,000,000 Goldman Sachs Group LP(1)      $    5,001,332
                4.866% due 8/1/2006
      2,555,000 Lehman Brothers, Inc.               2,569,606
                7.625% due 6/1/2006

                                                    7,570,938

Computers and Peripherals - 2.4%
      5,000,000 IBM Corp.                           4,998,339
                4.875% due 10/1/2006

Financial-Other - 1.6%
      3,340,000 Countrywide Home Loans, Inc.(1)     3,340,003
                4.689% due 4/12/2006

Oil, Gas and Consumable Fuels - 2.5%
      5,000,000 Conoco Fdg. Co.                     5,014,431
                5.45% due 10/15/2006

                Total Corporate Bonds              20,923,711
                (Cost $20,923,711)

Certificates of Deposit - 7.3%
$     5,000,000 Societe Generale NA(1)         $    5,000,000
                4.62% due 6/7/2006
      5,000,000 Washington Mutual Bank              5,000,000
                4.57% due 4/26/2006
      5,000,000 Wells Fargo Bank NA(1)              5,000,000
                4.716% due 11/20/2006

                Total Certificates of Deposit      15,000,000
                (Cost $15,000,000)

U.S. Government Security - 2.4%
U.S. Government Agency Security - 2.4%
$     5,000,000 FHLB                           $    5,000,000
                5.00% due 2/9/2007
                (Cost $5,000,000)

Commercial Paper - 55.2%
ASSET BACKED - 4.9%
$     5,000,000 Barton Capital LLC(2)          $    4,976,001
                4.67% due 5/8/2006
      5,000,000 Sheffield Receivables Corp.(2)      4,989,600
                4.68% due 4/17/2006

                TOTAL ASSET BACKED                  9,965,601

FINANCIAL - 20.3%
Diversified Financial Services - 2.4%
      5,000,000 Credit Suisse First Boston          4,998,731
                4.57% due 4/3/2006

Financial-Banks - 7.3%
      5,000,000 Abbey National NA LLC               4,979,378
                4.64% due 5/3/2006
      5,000,000 Dexia Delaware LLC                  4,974,325
                4.74% due 5/10/2006

Principal                                              Value
Amount
- --- -- -- -- -- -- -- -- -- -- -- -- -- -- --- -- -- -- --
$     5,000,000 UBS Finance LLC                $    4,983,368
                4.435% due 4/28/2006

                                                   14,937,071

Financial-Other - 10.6%
      5,000,000 American General Fin. Corp.         4,996,217
                4.54% due 4/7/2006
      5,000,000 Barclays US Fdg. LLC                4,982,825
                4.58% due 4/28/2006
      5,000,000 Bear Stearns Co.,  Inc.             4,958,581
                4.81% due 6/2/2006
      6,940,000 Cooperative Association of Tractor  6,877,077
                4.80% due 6/8/2006

                                                   21,814,700

                TOTAL FINANCIAL                    41,750,502

INDUSTRIAL - 30.0%
Agricultural - 2.4%
      5,000,000 Cargill, Inc.                       4,998,100
                4.56% due 4/4/2006

Automotive - 4.9%
      5,000,000 BMW US Capital LLC                  4,997,417
                4.65% due 4/5/2006
      5,000,000 Toyota Motor Credit Corp.           4,978,275
                4.74% due 5/4/2006

                                                    9,975,692

Diversified Manufacturing - 4.9%
      5,000,000 Eaton Corp.                         4,998,664
                4.81% due 4/3/2006
      5,000,000 Siemens Capital Corp.               4,998,125
                4.50% due 4/4/2006

                                                    9,996,789

Electric Utilities - 2.4%
      5,000,000 Boston Edison Co.                   4,998,661
                4.82% due 4/3/2006

Food and Beverage - 1.9%
      3,800,000 Unilever Capital Corp.              3,785,022
                4.73% due 5/1/2006

Household Durables - 1.5%
      3,000,000 Stanley Works                       2,993,512
                4.58% due 4/18/2006

Household Products - 2.4%
      5,000,000 Colgate-Palmolive Co.               4,980,333
                4.72% due 5/1/2006

Oil and Gas Services - 2.4%
      5,000,000 Koch Inds.                          4,998,733
                4.56% due 4/3/2006

Personal Products - 2.4%
      5,000,000 L'Oreal USA, Inc.                   4,989,600
                4.68% due 4/17/2006

Pharmaceuticals - 2.4%
      5,000,000 Alcon Fin.                          4,988,362
                4.655% due 4/19/2006

Principal                                              Value
Amount
- --- -- -- -- -- -- -- -- -- -- -- -- -- -- --- -- -- -- --
Utilities-Electric and Water - 2.4%
$     5,000,000 National Rural Utilities Coop. $    4,984,858
                4.74% due 4/24/2006

                TOTAL INDUSTRIAL                   61,689,662

                Total Commercial Paper            113,405,765
                (Cost $113,405,765)

Taxable Municipal Securities - 22.5%
California - 2.0%
$     2,195,000 California Housing Fin. Agency $    2,195,000
                4.89% due 4/5/2006(1)
      2,000,000 Sacramento Cnty., CA                2,000,000
                4.92% due 4/5/2006(1)

                                                    4,195,000

Colorado - 4.6%
      9,525,000 Colorado Housing & Fin. Auth.       9,525,000
                4.92% due 04/05/2006(1)

Connecticut - 1.2%
      2,500,000 Connecticut St. Housing & Fin. Aut  2,500,000
                4.76% due 4/6/2006(1)

Michigan - 2.0%
      4,000,000 Michigan St. Housing Dev. Auth.     4,000,000
                4.92% due 4/5/2006(1)

New York - 8.5%
     12,240,000 New York City Trans.               12,240,000
                4.92% due 4/5/2006(1)
      5,100,000 New York St. Dormitory Auth. Rev.   5,100,000
                4.85% due 4/6/2006(1)

                                                   17,340,000

Utah - 4.2%
      4,645,000 Utah Housing Corp. Single Family    4,645,000
                4.92% due 04/05/2006(1)
      4,040,000 Utah St. Housing Fin. Agency        4,040,000
                4.92% due 04/05/2006(1)

                                                    8,685,000

                Total Taxable Municipal Securities 46,245,000
                (Cost $46,245,000)

Repurchase Agreement - 1.7%
$     3,379,000 State Street Bank and Trust Co.$    3,379,000
                repurchase agreement,
                dated 3/31/06, maturity
                value $3,380,309 at
                4.65%, due 4/3/06(3)
                (Cost $3,379,000)

Total Investments - 99.3%                         203,953,476
(Cost $203,953,476)
Cash, Receivables, and Other
Assets Less Liabilities - 0.7%                      1,341,082

Net Assets - 100%                              $  205,294,558


(1)  Floating rate note.  The rate shown is the rate in effect at 3/31/2006.
(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 3/31/2006, the aggregate market value of these securities amounted to $9,965,601 representing 4.9% of net assets which have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Trustees.
(3) The repurchase agreement is fully collateralized by $3,365,000 in U.S. Government Agency 5.25%, due 4/15/2007, with a value of $3,449,125.

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

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the 1940 Act) within 90 days of the filing date of this document and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting (as defined in
      rule 30a-3(d) under the 1940 Act)   that occurred during the
      registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Cash Fund, Inc





By:    /s/ Thomas G. Sorell
          --------------------------------
         Thomas G. Sorell
         President of
         The Guardian Cash Fund, Inc.


Date:     April 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas G. Sorell
         ----------------------------------
          Thomas G. Sorell
          President of
          The Guardian Cash Fund, Inc.


Date:    April 26, 2006





By:   /s/ Frank L. Pepe
           --------------------------------
           Frank L. Pepe
           Vice President and Treasurer of
           The Guardian Cash Fund, Inc.


Date:    April 26, 2006